Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2014
Redeemable Noncontrolling Interests [Abstract]
Operating Partnership Units Held By Third Parties

(Amounts in thousands, except units and						Preferred or
per unit amounts)	Balance as of		Units Outstanding at		Per Unit	Annual
	December 31,		December 31,		Liquidation	Distribution
Unit Series	2014	2013	2014	2013	Preference	Rate
Common:
Class A	$1,336,780	$1,002,620	11,356,550	11,292,038	n/a	$2.92

Perpetual Preferred: (1)
5.00% D-16 Cumulative Redeemable	$1,000	$1,000	1	1	$1,000,000.00	$50,000.00

(1)	Holders may tender units for redemption to the Operating Partnership for cash at their stated redemption amount; we, at our option, may assume that obligation and pay the holders either cash or Vornado preferred shares on a one-for-one basis. These units are redeemable at our option at any time.

Summary Of Activity Of Redeemable Noncontrolling Interests
Below is a table summarizing the activity of redeemable noncontrolling interests.

(Amounts in thousands)
Balance at December 31, 2012	$944,152
Net income	24,817
Other comprehensive income	5,296
Distributions	(34,053)
Redemption of Class A units for common shares, at redemption value	(25,317)
Adjustments to carry redeemable Class A units at redemption value	108,252
Redemption of Series D-15 redeemable units	(36,900)
Other, net	17,373
Balance at December 31, 2013	1,003,620
Net income	47,613
Other comprehensive income	1,323
Distributions	(33,469)
Redemption of Class A units for common shares, at redemption value	(27,273)
Adjustments to carry redeemable Class A units at redemption value	315,276
Other, net	30,690
Balance at December 31, 2014	$1,337,780